Prepaid Expenses and Deposits	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepaid Expenses And Deposits
Prepaid Expenses and Deposits

Note 4 - Prepaid Expenses and Deposits

At September 30, 2023 and December 31, 2022, the Company had prepaid expenses and deposits of $605,818 and $116,389, respectively consisting primarily of deposits and prepayments on purchase orders.

Note 4 - Prepaid Expenses and Deposits

At December 31, 2022 and 2021, the Company had prepaid expenses and deposits of $116,389 and $65,926, respectively consisting primarily of deposits and prepayments on purchase orders.